Income Taxes (Deferred Income Taxes Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance change	$ 36
Valuation allowance, deferred tax asset, change in amount, income tax expense	27
Valuation allowance, deferred tax asset, change in amount, foreign currency translation adjustment	$ 7